Offerings - Offering: 1	Jun. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, to be issued under Kennedy-Wilson Holdings, Inc. Second Amended and Restated 2009 Equity Participation Plan
Amount Registered | shares	8,750,000
Proposed Maximum Offering Price per Unit	6.61
Maximum Aggregate Offering Price	$ 57,837,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,854.92
Offering Note	(1) Represents: (i) 3,400,000 additional shares of common stock, par value $0.0001 per share ("Common Stock"), of Kennedy-Wilson Holdings, Inc. (the "Company") available for issuance pursuant to awards that may be granted under the Kennedy-Wilson Holdings, Inc. Second Amended and Restated 2009 Equity Participation Plan, as amended (the "Plan") pursuant to the Third Amendment to the Plan, and (ii) 5,350,000 additional shares of Common Stock that, in accordance with the terms of the Plan, may become available for issuance to the extent that awards granted under the Plan (in whole or in part) are forfeited, expire or are settled in cash or to the extent that shares of Common Stock subject to awards under the Plan are tendered by the holder or withheld by the Company to satisfy tax withholding obligations with respect to such awards. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends, share combinations or similar recapitalizations or transactions. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's shares of Common Stock as reported on the New York Stock Exchange on June 9, 2025, which date is within five business days prior to the filing of this Registration Statement.